Summary of significant accounting policies (Details Narrative)		6 Months Ended		12 Months Ended
	Aug. 02, 2023 USD ($)	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($)
Short-Term Debt [Line Items]
Warranty description		warranties up to 12 months for home grade and light commercial customers, and up to 10 years for Commercial customers
Stock-based compensation | shares		36,181
Deferred revenue recognized		$ 318,700	$ 209,100
Deferred revenue		318,700		$ 335,956
Crypto asset collateral		55,326,899
Unrealized loss on investments			77,681
Investment in marketable securities
Sales and marketing expenses		253,704	209,118
Allowance for doubtful accounts receivable		0		0
Stock allowance expenses		227,087
Note receivable		2,500,000		2,500,000
Interest Income		85,699	129,292	215,586
Interest receivable on Note Receivable		297,500	212,500	212,500
Depreciation expense		2,530	5,195	9,467
Brand names cost		337,504		1,161,052
Impairment of intangible assets		$ 0		0
Potential dilutive common shares | shares		0
Foreign currency translation adjustment gain (loss)		$ (29,047)	70,386
Number of reportable segment | Segment		1
Net loss		$ 9,870,235	1,680,042
Cash and cash equivalents		8,796,111		$ 2,890,822
Net cash outflow from operating activities		3,440,358	743,957
Notes Receivable [Member]
Short-Term Debt [Line Items]
Interest Income		85,202	$ 127,539
Loan Agreement [Member]
Short-Term Debt [Line Items]
Note receivable	$ 2,500,000
Loan period	36 months
Annualized interest	6.80%
Stablecoins [Member]
Short-Term Debt [Line Items]
Crypto asset collateral		45,326,900
Crypto asset		1,521,535
Series Note A [Member]
Short-Term Debt [Line Items]
Crypto asset collateral		3,836,078
Series Note C [Member]
Short-Term Debt [Line Items]
Crypto asset collateral		$ 45,314,805